Schedule of Sale of Investment (Details) - Creek Road Miners Inc [Member] - USD ($)		12 Months Ended
	Dec. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Basis of Investment	$ 225,000
Cash receivable at closing	90,000
Offset of account payable to seller	115,896
Total	205,896
Loss from sale	$ 19,104	$ 19,104